Debt - River Vessel Financing - Additional Information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) Vessel	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of contract prices obtained	80.00%
Remaining balances of loan	$ 20,300
Loan	$ 5,755,117	$ 5,665,547
Number of vessels | Vessel	90
Hermes Financing | Loan One
Disclosure of detailed information about borrowings [line items]
Loan	$ 102,000
Hermes Financing | Loan Two
Disclosure of detailed information about borrowings [line items]
Loan		$ 15,100